S000049025 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Developed ex US Broad Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.25%	4.42%	4.25%
STOXX International Small-Cap Equity Factor Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.67%	4.09%	5.96%
iShares International Small-Cap Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.33%	3.84%	5.71%
Performance Inception Date				Apr. 28, 2015
iShares International Small-Cap Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	2.98%	4.99%
iShares International Small-Cap Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	2.92%	4.49%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The STOXX International Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX International Small-Cap Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.